Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total assets	$ 4,047,879	$ 3,638,761
Cash and cash equivalents	139,481	113,577	93,627	81,055
Accounts receivable and prepaid expenses	25,600	19,244
Advances to affiliates	6,634	13,864
Consolidated total assets	4,219,594	3,785,446
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,591,693	3,143,205
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Total assets	$ 456,186	$ 495,556